Retirement Plans - Summary of Projected Benefit Obligations in Excess of Plan Assets (Detail) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Qualified
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 2,572	$ 2,306
Fair value of plan assets	2,478	2,112
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	95	92
Fair value of plan assets	$ 2	$ 2